Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000177521_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000177521_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000177521_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.84%
C000048868_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048868_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048868_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048866_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048866_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048866_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048863_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048863_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048863_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048862_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048862_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048862_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048883_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000048883_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000048883_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.44%
C000048864_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048864_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048864_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000205047_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000205047_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000205047_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.79%
C000048879_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000048879_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000048879_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.44%
C000048881_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000048881_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000048881_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.44%
C000048858_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048858_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048858_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048865_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048865_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048865_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048861_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048861_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048861_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048860_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000048860_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000048860_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					1.82%
C000048882_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.86%
C000048882_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.60%
C000048882_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.44%
C000205048_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000205048_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.18%
C000205048_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.79%
C000177521_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000177521_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,000
C000177521_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,891
C000177521_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 10,416
C000177521_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 11,400
C000177521_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 10,734
C000177521_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 17,805
C000177521_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 16,584
C000177521_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,773	$ 16,773	$ 16,773	$ 16,773	$ 16,773	$ 16,773
C000177521_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000177521_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000177521_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,684
C000177521_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,701
C000177521_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,780
C000177521_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,963
C000177521_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,290
C000177521_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,633
C000177521_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,111	14,111	14,111	$ 14,111	14,111	14,111
C000177521_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000177521_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000177521_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,422
C000177521_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,175
C000177521_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,818
C000177521_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,220
C000177521_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,902
C000177521_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							18,284
C000177521_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,816	$ 19,816	19,816	$ 19,816	19,816	$ 19,816
C000177521_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.21%
C000177521_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.06%
C000177521_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.71%
C000177521_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000177521_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000177521_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.57%
C000048868_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000048868_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000048868_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 9,930
C000048868_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,477
C000048868_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,725
C000048868_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,694
C000048868_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,466
C000048868_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,669
C000048868_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,323
C000048868_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,568
C000048868_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,269
C000048868_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,806	$ 16,806	16,806	16,806	16,806	$ 16,806
C000048868_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048868_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048868_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,797
C000048868_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,795
C000048868_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,781
C000048868_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,883
C000048868_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,872
C000048868_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,187
C000048868_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,602
C000048868_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,932
C000048868_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,683
C000048868_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,939	15,939	15,939	15,939	15,939	$ 15,939
C000048868_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048868_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048868_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048868_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048868_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048868_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048868_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048868_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048868_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048868_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048868_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048868_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048868_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.04%
C000048868_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000048868_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.33%
C000048868_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.04%
C000048868_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.84%
C000048868_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.33%
C000048868_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.49%
C000048868_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.37%
C000048868_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.77%
C000048866_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000048866_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,600
C000048866_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,606
C000048866_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,211
C000048866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,513
C000048866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,571
C000048866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,428
C000048866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,728
C000048866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,509
C000048866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,841
C000048866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,555
C000048866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,144	$ 17,144	17,144	17,144	$ 17,144	$ 17,144
C000048866_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048866_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048866_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,797
C000048866_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,795
C000048866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,781
C000048866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,883
C000048866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,872
C000048866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,187
C000048866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,602
C000048866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,932
C000048866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,683
C000048866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,939	15,939	15,939	15,939	15,939	$ 15,939
C000048866_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048866_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048866_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048866_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048866_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.07%
C000048866_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.78%
C000048866_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.54%
C000048866_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.78%
C000048866_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.64%
C000048866_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.97%
C000048866_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.49%
C000048866_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.37%
C000048866_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.77%
C000048863_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Floating Rate High Income Fund
C000048863_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048863_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,964
C000048863_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,590
C000048863_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,088
C000048863_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,533
C000048863_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,870
C000048863_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,853
C000048863_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,988
C000048863_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,756
C000048863_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,158
C000048863_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,597	$ 15,597	15,597	15,597	$ 15,597	$ 15,597
C000048863_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® LSTA® US Performing Loans
C000048863_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048863_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,151
C000048863_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,824
C000048863_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,392
C000048863_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,936
C000048863_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,235
C000048863_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,491
C000048863_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,602
C000048863_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,349
C000048863_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,977
C000048863_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,603	16,603	16,603	16,603	16,603	$ 16,603
C000048863_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048863_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048863_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048863_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048863_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048863_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048863_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048863_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048863_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048863_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048863_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048863_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048863_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.16%
C000048863_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.61%
C000048863_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.54%
C000048863_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000048863_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000048863_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.20%
C000048862_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000048862_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048862_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,970
C000048862_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,591
C000048862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,083
C000048862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,508
C000048862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,839
C000048862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,816
C000048862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,942
C000048862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,718
C000048862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,097
C000048862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,525	$ 15,525	15,525	15,525	$ 15,525	$ 15,525
C000048862_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® LSTA® US Performing Loans
C000048862_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048862_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,151
C000048862_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,824
C000048862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,392
C000048862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,936
C000048862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,235
C000048862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,491
C000048862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,602
C000048862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,349
C000048862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,977
C000048862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,603	16,603	16,603	16,603	16,603	$ 16,603
C000048862_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048862_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048862_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048862_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048862_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048862_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048862_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048862_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048862_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048862_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048862_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048862_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048862_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.13%
C000048862_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.57%
C000048862_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.50%
C000048862_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000048862_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000048862_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.20%
C000048883_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000048883_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048883_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,013
C000048883_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,295
C000048883_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,307
C000048883_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,755
C000048883_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,852
C000048883_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,087
C000048883_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,026
C000048883_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,626
C000048883_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							18,806
C000048883_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,643	$ 24,643	24,643	24,643	$ 24,643	$ 24,643
C000048883_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000048883_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048883_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,047
C000048883_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,834
C000048883_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,689
C000048883_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,710
C000048883_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,990
C000048883_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,020
C000048883_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,347
C000048883_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,379
C000048883_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,759
C000048883_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	22,463	$ 22,463
C000048883_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000048883_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048883_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,449
C000048883_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,892
C000048883_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,504
C000048883_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,395
C000048883_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,337
C000048883_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,995
C000048883_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,894
C000048883_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,617
C000048883_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							23,429
C000048883_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	32,298	$ 32,298	$ 32,298
C000048883_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.04%
C000048883_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.90%
C000048883_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.44%
C000048883_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000048883_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000048883_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.43%
C000048864_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000048864_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,600
C000048864_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,617
C000048864_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,223
C000048864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,523
C000048864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,584
C000048864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,440
C000048864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,742
C000048864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,525
C000048864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,856
C000048864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,572
C000048864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,168	$ 17,168	17,168	17,168	$ 17,168	$ 17,168
C000048864_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048864_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048864_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,797
C000048864_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,795
C000048864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,781
C000048864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,883
C000048864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,872
C000048864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,187
C000048864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,602
C000048864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,932
C000048864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,683
C000048864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,939	15,939	15,939	15,939	15,939	$ 15,939
C000048864_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048864_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048864_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048864_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048864_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048864_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048864_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048864_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048864_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048864_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048864_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048864_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	$ 11,974	11,974	$ 11,974	$ 11,974
C000048864_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.10%
C000048864_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.79%
C000048864_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.55%
C000048864_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.82%
C000048864_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.65%
C000048864_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.98%
C000048864_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.49%
C000048864_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.37%
C000048864_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.77%
C000205047_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205047_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205047_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,974
C000205047_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,271
C000205047_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,272
C000205047_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,249
C000205047_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,066
C000205047_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,289	$ 12,289	$ 12,289	12,289	$ 12,289	12,289
C000205047_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar® LSTA® US Performing Loans
C000205047_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205047_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,991
C000205047_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,242
C000205047_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,456
C000205047_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,386
C000205047_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,174
C000205047_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536	12,536	12,536
C000205047_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000205047_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205047_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,913
C000205047_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,039
C000205047_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,697
C000205047_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,754
C000205047_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,898
C000205047_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,016	$ 10,016	$ 10,016	10,016	10,016	$ 10,016
C000205047_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.24%
C000205047_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.69%
C000205047_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.12%
C000205047_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000205047_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000205047_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.56%
C000048879_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000048879_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,425
C000048879_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,414
C000048879_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,652
C000048879_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,497
C000048879_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,953
C000048879_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,939
C000048879_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,194
C000048879_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,493
C000048879_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,152
C000048879_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,277
C000048879_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,584	$ 22,584	22,584	22,584	22,584	$ 22,584
C000048879_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000048879_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048879_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,047
C000048879_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,834
C000048879_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,689
C000048879_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,710
C000048879_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,990
C000048879_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,020
C000048879_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,347
C000048879_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,379
C000048879_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,759
C000048879_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	22,463	$ 22,463
C000048879_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000048879_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048879_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,449
C000048879_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,892
C000048879_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,504
C000048879_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,395
C000048879_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,337
C000048879_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,995
C000048879_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,894
C000048879_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,617
C000048879_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							23,429
C000048879_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	32,298	$ 32,298	$ 32,298
C000048879_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.20%
C000048879_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.26%
C000048879_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.49%
C000048879_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.72%
C000048879_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.60%
C000048879_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.13%
C000048879_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000048879_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000048879_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.43%
C000048881_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000048881_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048881_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,911
C000048881_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,082
C000048881_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,917
C000048881_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,256
C000048881_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,171
C000048881_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,317
C000048881_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,557
C000048881_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,084
C000048881_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,208
C000048881_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,494	$ 22,494	22,494	22,494	$ 22,494	$ 22,494
C000048881_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000048881_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048881_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,047
C000048881_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,834
C000048881_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,689
C000048881_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,710
C000048881_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,990
C000048881_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,020
C000048881_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,347
C000048881_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,379
C000048881_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,759
C000048881_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	22,463	$ 22,463
C000048881_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000048881_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048881_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,449
C000048881_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,892
C000048881_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,504
C000048881_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,395
C000048881_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,337
C000048881_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,995
C000048881_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,894
C000048881_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,617
C000048881_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							23,429
C000048881_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	32,298	32,298	$ 32,298	$ 32,298
C000048881_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.70%
C000048881_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.73%
C000048881_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.44%
C000048881_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.70%
C000048881_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.73%
C000048881_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.44%
C000048881_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000048881_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000048881_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.43%
C000048858_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000048858_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,725
C000048858_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,674
C000048858_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,252
C000048858_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,703
C000048858_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,089
C000048858_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,380
C000048858_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,329
C000048858_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,376
C000048858_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,133
C000048858_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,413
C000048858_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,733	$ 14,733	14,733	14,733	$ 14,733	$ 14,733
C000048858_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® LSTA® US Performing Loans
C000048858_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048858_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,151
C000048858_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,824
C000048858_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,392
C000048858_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,936
C000048858_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,235
C000048858_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,491
C000048858_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,602
C000048858_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,349
C000048858_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,977
C000048858_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,603	16,603	16,603	16,603	16,603	$ 16,603
C000048858_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048858_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048858_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048858_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048858_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048858_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048858_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048858_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048858_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048858_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048858_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048858_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048858_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.82%
C000048858_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.72%
C000048858_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.95%
C000048858_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.85%
C000048858_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.30%
C000048858_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.24%
C000048858_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000048858_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000048858_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.20%
C000048865_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000048865_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048865_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,031
C000048865_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,686
C000048865_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,082
C000048865_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,178
C000048865_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,113
C000048865_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,466
C000048865_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									16,447
C000048865_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,710
C000048865_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,497
C000048865_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,315	$ 18,315	18,315	18,315	$ 18,315	$ 18,315
C000048865_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						ICE® BofA® US High Yield Constrained Index
C000048865_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048865_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,797
C000048865_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,795
C000048865_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,781
C000048865_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,883
C000048865_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,872
C000048865_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,187
C000048865_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,602
C000048865_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,932
C000048865_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,683
C000048865_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,939	15,939	15,939	15,939	15,939	$ 15,939
C000048865_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048865_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048865_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048865_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048865_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048865_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048865_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048865_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048865_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048865_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048865_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048865_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048865_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.18%
C000048865_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.91%
C000048865_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					6.24%
C000048865_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.49%
C000048865_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.37%
C000048865_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.77%
C000048861_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000048861_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,725
C000048861_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,655
C000048861_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,223
C000048861_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,670
C000048861_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,053
C000048861_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,354
C000048861_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,301
C000048861_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,332
C000048861_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,089
C000048861_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,381
C000048861_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,700	$ 14,700	14,700	14,700	$ 14,700	$ 14,700
C000048861_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® LSTA® US Performing Loans
C000048861_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048861_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,151
C000048861_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,824
C000048861_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,392
C000048861_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,936
C000048861_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,235
C000048861_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,491
C000048861_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,602
C000048861_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,349
C000048861_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,977
C000048861_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,603	16,603	16,603	16,603	16,603	$ 16,603
C000048861_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048861_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048861_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048861_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048861_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048861_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048861_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048861_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048861_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048861_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048861_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048861_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048861_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.84%
C000048861_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.72%
C000048861_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.93%
C000048861_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.86%
C000048861_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.30%
C000048861_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.22%
C000048861_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000048861_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000048861_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.20%
C000048860_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000048860_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048860_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,862
C000048860_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,374
C000048860_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,761
C000048860_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,065
C000048860_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,271
C000048860_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,137
C000048860_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,075
C000048860_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,736
C000048860_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							12,974
C000048860_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,251	$ 14,251	14,251	14,251	$ 14,251	$ 14,251
C000048860_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar® LSTA® US Performing Loans
C000048860_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048860_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,151
C000048860_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,824
C000048860_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,392
C000048860_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,936
C000048860_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,235
C000048860_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,491
C000048860_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,602
C000048860_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,349
C000048860_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,977
C000048860_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,603	16,603	16,603	16,603	16,603	$ 16,603
C000048860_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Bond Index
C000048860_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048860_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,167
C000048860_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,682
C000048860_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,870
C000048860_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,658
C000048860_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,869
C000048860_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,576
C000048860_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,636
C000048860_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,641
C000048860_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,768
C000048860_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,974	$ 11,974	11,974	11,974	$ 11,974	$ 11,974
C000048860_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.03%
C000048860_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.51%
C000048860_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.61%
C000048860_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.03%
C000048860_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.51%
C000048860_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					3.61%
C000048860_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.86%
C000048860_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.29%
C000048860_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.20%
C000048882_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000048882_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																9,650
C000048882_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,608
C000048882_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,827
C000048882_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,673
C000048882_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,088
C000048882_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,058
C000048882_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,268
C000048882_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,571
C000048882_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,186
C000048882_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,271
C000048882_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,514	$ 22,514	22,514	22,514	$ 22,514	$ 22,514
C000048882_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Value Index
C000048882_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000048882_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,047
C000048882_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,834
C000048882_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,689
C000048882_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												12,710
C000048882_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,990
C000048882_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,020
C000048882_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									19,347
C000048882_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,379
C000048882_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							16,759
C000048882_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,463	22,463	22,463	22,463	22,463	$ 22,463
C000048882_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000048882_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000048882_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,449
C000048882_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,892
C000048882_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 13,504
C000048882_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,395
C000048882_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,337
C000048882_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,995
C000048882_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,894
C000048882_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,617
C000048882_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							23,429
C000048882_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,298	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298
C000048882_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.80%
C000048882_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.50%
C000048882_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.45%
C000048882_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.36%
C000048882_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.30%
C000048882_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.84%
C000048882_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.03%
C000048882_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000048882_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.43%
C000205048_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,622
C000205048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,371
C000205048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,661
C000205048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								13,032
C000205048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,668
C000205048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,304	$ 12,304	$ 12,304	12,304	$ 12,304	12,304
C000205048_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000205048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											9,813
C000205048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,630
C000205048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,890
C000205048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,058
C000205048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,679
C000205048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,299	11,299	$ 11,299	11,299	11,299	11,299
C000205048_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000205048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,000
C000205048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 9,913
C000205048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 11,039
C000205048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 11,697
C000205048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 11,754
C000205048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 9,898
C000205048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,016	$ 10,016	$ 10,016	$ 10,016	$ 10,016	$ 10,016
C000205048_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.20%
C000205048_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.99%
C000205048_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.35%
C000205048_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.49%
C000205048_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.37%
C000205048_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.62%